Goodwill, Net - Schedule of Long-Term Stable Operating Position (Details)	Dec. 31, 2023
Procaps S.A. de C.V [Member]
Schedule of Long-term Stable Operating Position [Line Items]
Post-Tax Discount Rate	16.50%
No. of years used In projection (In Years)	5 years
Fixed annual growth rate	4.00%	[1]
Average sales growth rate	0.90%
Average gross margin	39.40%	[2]
Expected market share
Biokemical S.A. de C.V. [Member]
Schedule of Long-term Stable Operating Position [Line Items]
Post-Tax Discount Rate	16.50%
No. of years used In projection (In Years)	5 years
Fixed annual growth rate	4.00%	[1]
Average sales growth rate	0.60%
Average gross margin	52.80%	[2]
Expected market share
Rymco [Member]
Schedule of Long-term Stable Operating Position [Line Items]
Post-Tax Discount Rate
No. of years used In projection (In Years)	5 years
Fixed annual growth rate		[1]
Average sales growth rate
Average gross margin		[2]
Expected market share

[1]	This rate is consistent with the growth of the pharmaceutical and medical supplies markets in the current and potential operating areas of the cash-generating units.
[2]	Fixed gross margins were used in the cash flow projections for Procaps S.A. de C.V.